STATEMENT OF OPERATIONS (FY) (Parenthetical) - shares			9 Months Ended
	Feb. 11, 2021	Jan. 26, 2021	Sep. 30, 2021	Feb. 03, 2021	Jan. 25, 2021	Dec. 31, 2020
Subsequent Event [Member]
Earnings Per Share [Abstract]
Shares canceled (in shares)		1,437,500
Class B Ordinary Shares [Member]
Earnings Per Share [Abstract]
Shares subject to forfeiture (in shares)	31,250					656,250
Ordinary shares, shares outstanding (in shares)	5,031,250		5,000,000		4,312,500	5,031,250
Issuance of ordinary shares to Sponsor (in shares)	718,750		5,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Earnings Per Share [Abstract]
Ordinary shares, shares outstanding (in shares)	5,031,250	4,312,500
Shares canceled (in shares)		1,437,500
Issuance of ordinary shares to Sponsor (in shares)	718,750
Class B Ordinary Shares [Member] | Maximum [Member]
Earnings Per Share [Abstract]
Shares subject to forfeiture (in shares)	656,250		31,250			656,250
Class B Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Earnings Per Share [Abstract]
Shares subject to forfeiture (in shares)				656,250
Class B Ordinary Shares [Member] | As Previously Reported [Member]
Earnings Per Share [Abstract]
Ordinary shares, shares outstanding (in shares)						5,031,250